SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
23.
SEGMENT INFORMATION

Segments are components of the Company that engage in business activities from which it recognizes revenues and incurs expenses and for which the operating results are regularly reviewed by the chief operating decision maker (the “CODM”), to make decisions about resources to be allocated to the segment and assess its performance. The CODM has been identified as the Group’s Chief Executive Officer. The Group operates as a single operating segment which is providing online brokerage services to global customers based on its trading platform. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The CODM uses consolidated net income in deciding whether to reinvest profits into certain parts of the business or return a portion of such profits to shareholders. The accounting policies of such single operating segment are described in the summary of significant accounting policies. The measure of segment profit or loss is reported on the consolidated statements of comprehensive income. The CODM does not evaluate asset information for purposes of allocating resources or evaluating performance.

The Group primarily operates its business in the New Zealand, Singapore and the United States for the years ended December 31, 2023, 2024 and 2025. The following table presents total revenues by geographic area for the years indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenue
The Cayman Islands	3,620,687	3,080,147	2,269,590
New Zealand	117,335,988	147,197,358	219,594,468
The United States	71,919,756	124,712,788	156,904,380
Singapore	66,705,363	91,218,902	163,278,999
Others	12,925,801	25,332,234	70,017,480
Total Revenues	272,507,595	391,541,429	612,064,917